CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,755,351	$ 1,394,982
Investment securities	0	49,369
Restricted cash	13	37,390
Accounts receivable, net of allowances for credit losses of $317,275 and $232,993	129,619	284,333
Amounts due from affiliated companies	765	442
Inventories	37,277	43,959
Prepaid expenses and other current assets	85,798	84,197
Total current assets	2,008,823	1,894,672
Property and equipment, net	5,681,268	5,723,909
Gaming subconcession, net	84,663	141,440
Intangible assets, net	58,833	31,628
Goodwill	82,203	95,620
Long-term prepayments, deposits and other assets, net of allowances for credit losses of $16,517 and $25,026	284,608	176,478
Investment securities	0	568,936
Restricted cash	406	130
Deferred tax assets, net	6,376	3,558
Operating lease right-of-use assets	92,213	111,043
Land use rights, net	721,574	741,008
Total assets	9,020,967	9,488,422
Current liabilities:
Accounts payable	9,483	21,882
Accrued expenses and other current liabilities	983,865	1,420,516
Income tax payable	14,164	8,516
Operating lease liabilities, current	27,066	33,152
Finance lease liabilities, current	80,004	39,725
Current portion of long-term debt, net	0	146
Amounts due to affiliated companies	1,668	1,523
Total current liabilities	1,116,250	1,525,460
Long-term debt, net	5,645,391	4,393,985
Other long-term liabilities	29,213	18,773
Deferred tax liabilities, net	45,952	56,677
Operating lease liabilities, non-current	75,867	88,259
Finance lease liabilities, non-current	270,223	262,040
Total liabilities	7,182,896	6,345,194
Commitments and contingencies (Note 22)
Shareholders' equity:
Ordinary shares, par value $0.01; 7,300,000,000 shares authorized; 1,456,547,942 and 1,456,547,942 shares issued; 1,430,965,312 and 1,437,328,096 shares outstanding, respectively	14,565	14,565
Treasury shares, at cost; 25,582,630 and 19,219,846 shares, respectively	(121,028)	(90,585)
Additional paid-in capital	3,207,312	3,178,579
Accumulated other comprehensive losses	(11,332)	(18,803)
Accumulated losses	(1,987,396)	(644,788)
Total Melco Resorts & Entertainment Limited shareholders' equity	1,102,121	2,438,968
Noncontrolling interests	735,950	704,260
Total shareholders' equity	1,838,071	3,143,228
Total liabilities and shareholders' equity	$ 9,020,967	$ 9,488,422